Fair Value Measurements - Schedule of assets held in the Trust Account (Detail) - US Treasury Securities [Member] - Fair Value, Inputs, Level 1 [Member] - Fair Value, Recurring [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Investments [Line Items]
Amortized Cost	$ 423,689,288
Unrealized Gain (Loss)	89,942
Fair Value	$ 423,779,230